Submission	Aug. 08, 2024
Submission [Line Items]
Central Index Key	0000772406
Registrant Name	CIRRUS LOGIC, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES